Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
U.S. statutory rate	35.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit	2.00%	2.40%	3.70%
Investment tax credits	(6.30%)	(11.70%)	(4.70%)
Production tax credits	(0.70%)	(0.80%)	(0.80%)
Valuation allowances	0.20%	1.20%	(0.30%)
Federal legislative change	(27.50%)
State legislative change		(0.60%)	(0.10%)
AFUDC-equity	(1.40%)	(0.60%)	(0.30%)
Employee stock ownership plan deduction	(0.60%)	(0.60%)	(0.60%)
Other, net	(1.70%)	(1.40%)	0.10%
Effective tax rate	(1.00%)	22.90%	32.00%
Virginia Electric and Power Company
Income Tax Contingency [Line Items]
U.S. statutory rate	35.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit	3.70%	3.80%	3.90%
Investment tax credits	(0.80%)		(0.60%)
Production tax credits	(0.40%)	(0.50%)	(0.60%)
Valuation allowances		0.10%
Federal legislative change	(4.00%)
AFUDC-equity	(0.60%)	(0.60%)	(0.60%)
Other, net	0.60%	(0.40%)	0.60%
Effective tax rate	33.50%	37.40%	37.70%
Dominion Energy Gas Holdings, LLC
Income Tax Contingency [Line Items]
U.S. statutory rate	35.00%	35.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit	2.40%	0.50%	2.70%
Valuation allowances	0.30%
Federal legislative change	(29.50%)
AFUDC-equity	(0.90%)	(0.20%)	0.20%
Other, net	0.40%	0.10%	0.30%
Effective tax rate	7.70%	35.40%	38.20%